Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	34,310,264	34,306,435	33,718,179
Common stock, shares outstanding	33,872,314	33,793,735	33,718,179
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0